Investments (Accretable Yield on Purchased Credit Impaired Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Certain Loans Acquired in Transfer Accounted for as Available-for-sale Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance, beginning of period	$ 39,239	$ 0
Investments purchased	42,935	40,151
Accretion	(7,755)	(1,388)
Disposals	(3,564)	0
Reclassification from nonaccretable difference	(1,386)	476
Balance, end of period	$ 69,469	$ 39,239